CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents:
Cash and due from banks	$ 27,246	$ 60,819	$ 83,342
Federal funds sold	301	665	2,891
Cash and Cash Equivalents	27,547	61,484	86,233
Interest-earning time deposits with banks	10,747	747	747
Investment Securities:
Available for sale, at fair value	518,614	484,211	600,300
Held to maturity, at cost	143,353	150,293	58,943
Investment Securities	661,967	634,504	659,243
Federal Home Loan Bank stock, at cost	1,928	1,835	1,275
Loans held for sale		88	557
Loans, net of unearned income	743,061	703,166	629,500
Less: allowance for loan losses	8,627	10,355	10,342
Net Loans	734,434	692,811	619,158
Premises and equipment, net	19,972	19,612	19,564
Goodwill	1,999	1,999	1,999
Intangible assets, net	1,818	2,073	2,413
Other real estate, net	1,985	3,357	2,394
Accrued interest receivable	6,752	6,258	6,711
Other assets	7,655	11,673	7,009
Total Assets	1,476,804	1,436,441	1,407,303
Deposits:
Noninterest-bearing demand	204,738	204,291	192,232
Interest-bearing demand	390,673	391,350	348,870
Savings	71,185	65,445	63,062
Time	653,797	642,013	648,448
Total Deposits	1,320,393	1,303,099	1,252,612
Short-term borrowings	12,300	5,788	14,746
Accrued interest payable	2,144	2,364	2,840
Long-term borrowing	1,605	500	1,100
Other liabilities	3,954	1,285	1,824
Total Liabilities	1,340,396	1,313,036	1,273,122
Shareholders' Equity
Preferred Stock, value	39,435	39,435	39,435
Common Stock, value	6,294	6,294	6,294
Surplus	39,387	39,387	39,387
Treasury stock, at cost	(54)	(54)	(54)
Retained earnings	52,587	47,477	43,071
Accumulated other comprehensive (loss) income	(1,241)	(9,134)	6,048
Total Shareholders' Equity	136,408	123,405	134,181
Total Liabilities and Shareholders' Equity	$ 1,476,804	$ 1,436,441	$ 1,407,303